Corporate debt, Breakdown of corporate debt (Details) $ in Thousands, € in Millions		6 Months Ended
	Feb. 10, 2017 EUR (€) Swap	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Corporate debt [Abstract]
Non-current		$ 624,163	$ 574,176
Current		14,878	68,907
Total Corporate Debt		639,041	$ 643,083
Note Issuance Facility [Member]
Corporate debt [Abstract]
Total Corporate Debt		$ 312,808
Principal amount | €	€ 275
Number of interest rate swaps | Swap	2
Fixed interest rate	5.50%
Note Issuance Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate	4.90%
Series 1 Notes [Member]
Corporate debt [Abstract]
Maturity date		2022
Series 2 Notes [Member]
Corporate debt [Abstract]
Maturity date		2023
Series 3 Notes [Member]
Corporate debt [Abstract]
Maturity date		2024